STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,448)	$ (16,197)
Changes in operating assets and liabilities
Depreciation and amortization	187	169
Lease incentive	(34)	(34)
Stock-based compensation expense	22	62
Non cash interest expense	7	12
Accrual of back end fees related to note payable	7	13
Change in fair value of derivative liability		79
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	183	(11)
Refundable PDUFA fee	(2,335)
Accounts payable	990	(822)
Accrued expenses	943	199
Net cash used in operating activities	(17,947)	(16,530)
CASH FLOWS INVESTING ACTIVITIES:
Purchases of property and equipment	(8)	(206)
Net cash used in investing activities	(8)	(206)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible bridge note	5,000
Proceeds from notes payable, net of original note payoff	7,056	500
Proceeds from issuance of stock, net of issuance costs		11,955
Repayment of term note borrowings	(28)	(43)
Repayment of lease note payable	(62)	(62)
Proceeds from the exercise of common stock options	72	1
Net cash provided by financing activities	12,038	12,351
Net increase (decrease) in cash and cash equivalents	(5,917)	(4,385)
Cash and cash equivalents at beginning of period	7,551	11,936
Cash and cash equivalents at end of period	1,634	7,551
Supplemental disclosure of noncash activities
Accruals of dividends and accretion to redemption value	3,300	2,926
Performance Adjustment to Series A and common shares		12,239
Repayment of term note with proceeds of note payable	944
Cash paid for interest	$ 181	73
Cash paid for taxes		$ 14